TAXES ON INCOME	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
TAXES ON INCOME	TAXES ON INCOME
a.Tax laws applicable to the Group companies:
The Company is taxed under the tax laws in the UK at a corporate income tax rate of 19% in 2022 and 2021. In 2022, the UK Government enacted an increase to the UK rate of Corporation Tax from 19% to 25%, effective April 1, 2023. The change has not resulted in any re-measurement of deferred tax assets and liabilities given the limited exposure in the Group’s financials a described in shown in section c) and e) of this Note.
The Group has a substantial business presence in many countries around the globe. The most significant of which in 2022 are the US, Mexico, Colombia, Panama, Costa Rica, Peru, Israel and Brazil.
b.Tax rates applicable to the Group:
The Company's subsidiaries are taxed according to tax laws in the countries of their residence. The Company's consolidated tax rate depends on the geographical mix of where its profits are earned.
c.Deferred taxes:
1.Composition:

	At December 31,
	2022	2021
	(In thousands of US$)
Deferred tax assets:
Lease liabilities	83,814	55,858
Carryforward tax losses	23,689	18,359
Stock-based compensation	113	593
Property, equipment and furniture, net	178	402
Employees and related accruals	86	263
Accrued expenses	2,782	6,536
Research and development	197	311
Tax credits carried forwards	—	23
	110,859	82,345
Deferred tax liabilities:
Right of use asset	(112,661)	(83,534)

Right of use impairment	3,164	1,315
Property, plant and equipment, net	(1,652)	(174)
Other	(38)	(325)
	(111,188)	(82,718)
Deferred tax assets (liabilities), net	(329)	(373)
2.Taxes on income included in profit or loss:

	Year ended December 31,
	2022	2021	2020
	(In thousands of US$)
Current taxes	4,442	2,844	2,265
Income tax expense	4,442	2,844	2,265
d.Theoretical tax:
The reconciliation between the tax expense, assuming that all the income, expenses, gains and losses in profit or loss were taxed at the UK statutory tax rate and the taxes on income recorded in profit or loss is as follows:

	Year ended December 31,
	2022	2021	2020
	(In thousands of US$)
Loss before income taxes	(193,640)	(182,879)	(137,038)
UK Statutory tax rate	19%	19%	19%
Tax benefit computed at the UK statutory tax rate	(36,792)	(34,747)	(26,037)
Increase (decrease) in taxes on income resulting from the following:
Subsidiaries taxed at a different tax rate	(8,730)	(6,720)	(8,606)
Deferred taxes not recognized	29,257	37,582	34,867
SPAC Share Listing Expense	14,160	—	—
Uncertain tax positions	2,639	2,261	1,545
Permanent differences	3,760	4,543	382
Other	148	(75)	114
Income tax expense	4,442	2,844	2,265

e.Carryforward losses for tax purposes:
Carryforward net operating tax losses of the Group amount to a total of approximately $174 million as of December 31, 2022 ($177 million as of December 31, 2021). Deferred tax assets relating to carryforward operating losses were not recognized as of December 31, 2022 and 2021 as losses are not expected to be utilized in the foreseeable future.